Note 24 Condensed consolidated Income Statement impact (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Consolidated income statement impact [Line Items]
Interest Income And Expense Post employment and other employee benefit commitments	€ 71	€ 66
Personnel expense consolidated income statement impact	117	92
Defined contribution plan expense	86	69
Defined benefit plans expense	31	23
Net provisions pension and other post employment commitments	3	32
Total consolidated income statement impact	€ 191	€ 191